Shareholder Report, Holdings (Details) - C000031492 [Member]	Jun. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.94%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%